UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Courage Capital Management, LLC

Address:   4400 Harding Road, Suite 503
           Nashville, TN  37205-2290


Form 13F File Number: 28-10362


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard C. Patton
Title:  Chief Manager
Phone:  615-369-0110

Signature,  Place,  and  Date  of  Signing:

/s/ Richard C. Patton              Nashville, TN                      2/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              43

Form 13F Information Table Value Total:  $      273,871
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------------- -------------- --------- -------- --------------------- ---------- -------- ----------------
                                                                  VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------------- -------------- --------- -------- ------------ --- ---- ---------- -------- ---- ------ ----
America's Car-Mart Ord Shs              Common         03062T105   12,026       306952 SH       DEFINED (1)            X      0    0
Arch Coal Ord Shs                       Common         039380100      917        63168 SH       DEFINED (1)            X      0    0
Coca-Cola Ord Shs                       Common         191098102    1,374        19630 SH       DEFINED (1)            X      0    0
Convergys Ord Shs                       Common         212485106    2,996       234392 SH       DEFINED (1)            X      0    0
Diamond Foods Ord shs                   Option         252603105    2,259        70000 SH  CALL DEFINED (1)            X      0    0
Georgia Gulf Ord Shs                    Common         373200302    4,694       240853 SH       DEFINED (1)            X      0    0
Georgia Gulf Ord Shs                    Option         373200302      975        50000 SH  CALL DEFINED (1)            X      0    0
GM Ord Shs                              Common         37045V100    9,262       456930 SH       DEFINED (1)            X      0    0
Google Inc Ord Shs                      Common         38259P508    6,941        10747 SH       DEFINED (1)            X      0    0
Graco Ord Shs                           Common         384109104    3,234        79098 SH       DEFINED (1)            X      0    0
Harsco Ord Shs                          Option         415864107    5,886       286000 SH  CALL DEFINED (1)            X      0    0
Hartford Financial Services Ord Shs     Option         416515104   41,007      2523500 SH  PUT  DEFINED (1)            X      0    0
HCA Holdings Ord Shs                    Common         40412C101    7,558       343070 SH       DEFINED (1)            X      0    0
Ingram Micro Inc CL A                   Common         457153104    4,474       245971 SH       DEFINED (1)            X      0    0
Ishares Inc MSCI Brazil                 Brazil ETF     464286400      471     8,200.00 SH       DEFINED (1)            X      0    0
JC Penney Ord Shs                       Common         708160106    5,500       156460 SH       DEFINED (1)            X      0    0
JC Penney Ord Shs                       Option         708160106    1,406        40000 SH  CALL DEFINED (1)            X      0    0
Leap Wireless Ord Shs                   Option         521863308    1,616       174000 SH  PUT  DEFINED (1)            X      0    0
Lear Ord Shs                            Common         521865204   11,044       277499 SH       DEFINED (1)            X      0    0
Lender Processing Services Ord Shs      Common         52602E102      674        44700 SH       DEFINED (1)            X      0    0
Liberty Media Liberty Cap Ord Shs       Common         530322106    5,310        68031 SH       DEFINED (1)            X      0    0
Class A
Markel Ord Shs                          Common         570535104    5,170        12467 SH       DEFINED (1)            X      0    0
Market Vectors Gold Miners ETF          Gold Miner ETF 57060U100    6,768       131595 SH       DEFINED (1)            X      0    0
Move Ord Shs                            Common         62458M108    3,389       536190 SH       DEFINED (1)            X      0    0
Nokia ADR Ord Shs                       Option         654902204    2,130       442000 SH  CALL DEFINED (1)            X      0    0
Pacific Capital Bancorp Ord Shs         Common         69404P200    8,504       301117 SH       DEFINED (1)            X      0    0
Pacific Capital Bancorp Ord Shs         Option         69404P200      282        10000 SH  CALL DEFINED (1)            X      0    0
Pan American Silver Ord Shs             Option         697900108    4,277       196100 SH  CALL DEFINED (1)            X      0    0
Radioshack Ord Shs                      Common         750438103   11,555      1190055 SH       DEFINED (1)            X      0    0
Radioshack Ord Shs                      Option         750438103    5,826       600000 SH  CALL DEFINED (1)            X      0    0
Reddy Ice Holdings Ord Shs              Common         75734R105      240 1,000,000.00 SH       DEFINED (1)            X      0    0
Rosetta Stone Ord Shs                   Common         777780107    3,017       395446 SH       DEFINED (1)            X      0    0
Semgroup Ord Shs Class A                Common         81663A105   17,040   653,883.00 SH       DEFINED (1)            X      0    0
Smith and Wesson Holding Ord Shs        Common         831756101    2,668       612000 SH       DEFINED (1)            X      0    0
SPDR Gold Shares ETF                    Option         78463V107   26,021       171200 SH  CALL DEFINED (1)            X      0    0
SPDR Gold Shares ETF                    Gold ETF       78463V107   12,571        82708 SH       DEFINED (1)            X      0    0
Sprint Nextel Ord Shs                   Option         852061100      630       269200 SH  CALL DEFINED (1)            X      0    0
Sprott Physical ETV                     Gold ETF       85207H104    2,397       173698 SH       DEFINED (1)            X      0    0
True Religion Apparel Ord Shs           Common         89784N104    7,734       223657 SH       DEFINED (1)            X      0    0
Viacom B Ord Shs                        Common         92553P201    3,780        83244 SH       DEFINED (1)            X      0    0
ViaSat Ord Shs                          Common         92552V100    6,370       138111 SH       DEFINED (1)            X      0    0
Walgreen Ord Shs                        Common         931422109   12,683       383626 SH       DEFINED (1)            X      0    0
WalMart Stores Ord Shs                  Common         931142103    1,195    20,000.00 SH       DEFINED (1)            X      0    0

(1) Courage Investments, Inc. is the general partner of certain private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements.